Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventories write downs	$ 9,785	$ 8,198	$ 10,759